Subsequent Events (Details) - Forecast [Member]	12 Months Ended
Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Percentage of interchange fees	0.60%
Percentage of debit cards	1.48%
Percentage of credit cards	1.04%